FORM 13F HOLDINGS REPORT

13F-HR
07/28/2004FRANCIS M. REPS
0001073402
7j@eeabd
REPS FRANCIS M.
NONE
1



FRAN YOUNGER
(805) 545-7712
MOMYOUNGER@aol.com



13F-HR
Form 13F Holdings Report




UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	WASHINGTON, D.C. 20549

	FORM 13F

	FORM 13F COVER PAGE








Report for the Calendar Year or Quarter Ended: June 30, 2004

















Check here if amendment [ ]; Amendment Number
This amendment (check only one): [ ] is a restatement
                               [ ] adds new holdings entries

Institutional Investment manager filing this Report:

Name:		Francis M. Reps, Investment Advisor
Address: 	P.O. Box  5727, Bellingham, WA 98227-5727

13F file Number: 28-7362

The institutional investment manager filing this report and the person by who it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules,lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting Manager:

Name:	Fran Younger
Title:	Assistant
Phone:	805-545-7712

Signature, place and date of Signing:

Fran Younger      San Luis Obispo, CA    July 28, 2004

Report type (check only one):

[X] 13F HOLDINGS REPORT
[   ] 13F NOTICE
[   ] 13F COMBINATION REPORT

List of other managers Reporting for this manager

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF
1934.

FORM 13F HOLDINGS REPORT














Report Summary


Number of Other Included Managers	0

Form 13F Table Entry Total	1

Form 13F Table Information Value Total	$139,404,340.00









NAME OF ISSUER		TITLE OF CLASS	CUSIP		VALUE		SHARES/SH/PRN	INVSTMT	VOTING															OTHER 	AUTHORITY
SOLE/SHARED/NONE							(X$1000)				PRN AM 	DSCRETN MGRS


ENERPLUS RESOURCES      COM            	29274D604     27207   	 956000  SH		SOLE	       956000
NEWMONT MINING		COM		   651639106     14457   	 373000  SH 	SOLE	       373000
PENGROWTH ENERGY TR	COM		   70690210	      5871         420000  SH		SOLE	       420000
PERMIAN BASIN		COM		   714236106     34012  	3750000  SH		SOLE	      3750000
SAN JUAN ROYALTY TRUST	COM		   798241105     57855	 	2375000  SH	  	SOLE	      2370000

